Property and Equipment - Additional Information (Detail) (USD $)	6 Months Ended		12 Months Ended		78 Months Ended	84 Months Ended	90 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Depreciation and amortization	$ 72,000	$ 206,000	$ 353,000	$ 521,000	$ 2,379,000	$ 2,451,000	$ 2,379,000